Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2021
Financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Financial assets at VJR	These assets are subsequently measured at fair value. Net income, including interest or dividend income, is recognized in profit or loss.
Financial assets at amortized cost
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. Amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.